SCHEDULE OF NUMBER OF OPTIONS OUTSTANDING (Details) - Intec Pharma Ltd. [Member] - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Employees and Directors [Member] | 2005 Plan [Member]
Number of Options, Outstanding at beginning of period		4,134	14,773
Outstanding at beginning of period, per share	[1]	$ 812.0	$ 550.4
Number of Options, Exercised			(1)
Exercised, per share	[1]		$ 10.0
Number of Options, Forfeited			(4,295)
Forfeited, per share			$ 465.0
Number of Options, Expired		(4,134)	(6,343)
Expired, per share	[1]	$ 812.0	$ 437.8
Number of Options, Outstanding at end of period			4,134
Outstanding at end of period, per share	[1]		$ 812.0
Number of Options, Expired		4,134	6,343
Employees and Directors [Member] | 2015 Plan [Member]
Number of Options, Outstanding at beginning of period		196,145	156,909
Outstanding at beginning of period, per share	[2]	$ 82.6	$ 117.0
Number of Options, Exercised			(4,982)
Exercised, per share	[2]		$ 56.6
Number of Options, Forfeited		(18,249)	(22,537)
Forfeited, per share	[2]	$ 39.47	$ 80.0
Number of Options, Expired		(9,816)	(13,495)
Expired, per share	[2]	$ 41.18	$ 140.0
Number of Options, Outstanding at end of period		263,080	196,145
Outstanding at end of period, per share	[2]	$ 59.87	$ 82.6
Number of Options, Expired		9,816	13,495
Number of Options, Granted		95,000	80,250
Granted, per share	[2]	$ 7.09	$ 69.0
Consultants [Member] | 2005 Plan [Member]
Number of Options, Outstanding at beginning of period			402
Outstanding at beginning of period, per share	[1]		$ 10.0
Number of Options, Exercised			(127)
Exercised, per share	[1]		$ 10.0
Number of Options, Forfeited
Forfeited, per share
Number of Options, Expired			(275)
Expired, per share	[1]		$ 10.0
Number of Options, Outstanding at end of period
Outstanding at end of period, per share	[1]
Number of Options, Expired			275

[1]	Weighted average price in NIS per share.
[2]	Weighted average price in USD per share.